CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net income (loss)	$ (71.2)	$ 6.8	$ 17.4		$ (998.6)		$ (160.1)
Other comprehensive income (loss), before tax:
Foreign currency translation gain (loss)	0	(1.1)	1.2		0.7		(0.7)
Cash flow hedges:
Gains (losses) arising in period	1.9	(3.0)	3.5		6.3		(21.0)
Reclassification of losses (gains) to net income (loss)	(2.7)	(3.9)	(25.2)		36.3		4.0
Unrealized holding gains (losses) on securities:
Unrealized holding gains (losses) arising in period	0	0.1	0.2		0.9		(0.5)
Pension and OPEB plans:
Prior service credit (cost) arising in period			(6.1)		83.9		(20.6)
Gains (losses) arising in period	(5.3)	0
Gains (losses) arising in period			422.3		(240.4)		(319.4)
Reclassification of prior service cost (credits) included in net income (loss)	(17.3)	(19.1)	(76.2)	[1]	(71.1)	[1]	(58.5)	[1]
Reclassification of losses (gains) included in net income (loss)	(0.8)	7.3	25.3	[1]	181.8	[1]	272.0	[1]
Other comprehensive income (loss), before tax	(24.2)	(19.7)	345.0		(1.6)		(144.7)
Income tax expense (benefit) related to items of other comprehensive income (loss)	0	0	22.7		0		(54.8)
Other comprehensive income (loss)	(24.2)	(19.7)	322.3		(1.6)		(89.9)
Comprehensive income (loss)	(95.4)	(12.9)	339.7		(1,000.2)		(250.0)
Less: Comprehensive income (loss) attributable to noncontrolling interests	14.9	16.7	64.2		28.7		(4.5)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$ (110.3)	$ (29.6)	$ 275.5		$ (1,028.9)		$ (245.5)

[1]	Amounts are included in pension and OPEB expense (income) on the Consolidated Statements of Operations.